As filed with the Securities and Exchange Commission on October 12, 2001.

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                                                             File Nos. 033-35412
                                                                       811-06116

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 35
                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 43

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE               DANIEL J. FITZPATRICK, ESQUIRE
NORTHBROOK LIFE INSURANCE COMPANY            MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                 1585 BROADWAY
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10036


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately  upon filing pursuant to paragraph (b) of Rule 485
     _x on November 6, 2001 pursuant to  paragraph  (b) of Rule 485
      _ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 __ on (date) pursuant to paragraph (a)(1) of Rule 485



IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of interest in the Northbrook Variable Annuity Account II under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of amending an optional longevity reward rider ("Rider") currently available under the Morgan Stanley Variable Annuity II contract (the "Contract") described in the currently effective prospectus and SAI for that Contract, each dated May 1, 2001, included in the Registration Statement. The new Rider is identical to the existing Rider, except that the new Rider will be available to an expanded class of eligible Contract owners. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                        Northbrook Life Insurance Company
                     Northbrook Variable Annuity Account II

                   Supplement, dated November 1, 2001, to the
                  Morgan Stanley Variable Annuity II Prospectus
                 dated May 1, 2001 as Supplemented June 18, 2001

This supplement describes a change to the Longevity Reward Rider ("Rider") now available to eligible holders of Morgan Stanley Variable Annuity II contracts ("Contracts") offered by Northbrook Life Insurance Company. The Rider has been amended to expand eligibility for the Rider.

Please keep this supplement for future reference together with your prospectus.

On page 29, the section entitled "Eligibility" is deleted and replaced with the following:

Eligibility

You may elect the Rider at any time during the Accumulation Phase if on the date of application for the Rider:

     o the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

     o the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount not greater than 0.25% of the Current Contract Value

PART C
                                OTHER INFORMATION


Part C is hereby amended to include the following exhibits:


Item 24(b).   EXHIBITS

     4(c)     Form of Longevity Reward Rider


                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended registration statement, and has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northbrook, State of Illinois, on the 12th day of October, 2001.


                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)


                            By: /s/MICHAEL J. VELOTTA
                           --------------------------
                            Michael J. Velotta
                            Vice President, Secretary and
                            General Counsel


As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following directors and officers of Northbrook Life Insurance Company on the 12th day of October, 2001.

*/THOMAS J. WILSON, II                   Director, President and Chief Executive
----------------------                    Officer (Principal Executive Officer)
Thomas J. Wilson, II

/s/ MICHAEL J. VELOTTA                   Director, Vice President, Secretary
----------------------                    and General Counsel
Michael J. Velotta

*/MARGARET G. DYER                       Director
----------------------
Margaret G. Dyer

*/ MARLA G. FRIEDMAN                     Director and Vice President
----------------------
Marla G. Friedman

*/JOHN C. LOUNDS                         Director
----------------------
John C. Lounds

*/J. KEVIN McCARTHY                      Director
----------------------
J. Kevin McCarthy

*/STEVE SHEBIK                           Director (Principal Financial Officer)
----------------------
Steve Shebik


*/SAMUEL H. PILCH                           Vice President and Controller
----------------------                      (Principal Accounting Officer)
Samuel H. Pilch



*/ By Michael J. Velotta, pursuant to Power of Attorney.

                                  EXHIBIT LIST


The following exhibits are filed herewith:
------------------------------------------


EXHIBIT NO.                DESCRIPTION

(4)(c)                     Form of Longevity Reward Rider